Non-controlling interests - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	May 03, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Profit after taxation		£ 423	£ 637	£ 150
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Profit after taxation		560	825	(1,249)
Shionogi ViiV healthcare joint venture [member]
Disclosure of noncontrolling interests [line items]
Remeasurement of contingent consideration payable for acquisition		£ 1,194	909	2,186
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 7		£ 1,211	£ 660
Joint venture ownership percentage		100.00%